Risk Lose Money [Member] Investment Risks - Emerging Markets Equity Fund	Aug. 31, 2025
LIBOR Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	LIBOR Transition Risk, refers to the fact that the elimination of the London Inter-Bank Offered Rate (“LIBOR”) rate may adversely affect the interest rates on, and value of, certain Fund investments that are tied to LIBOR. The U.K. Financial Conduct Authority ceased publishing all LIBOR settings on a representative basis after June 30, 2023. Some LIBOR rates continued to be published, but only on a temporary, synthetic, and non-representative basis. These temporary, synthetic LIBOR rates were discontinued in September 2024. Alternatives to LIBOR are established or in development in most major currencies and markets are slowly responding to these new rates. It is difficult to predict the full impact of the transition away from LIBOR on the Fund.

Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Manager Risk, which is the risk that poor security selection by a Sub-adviser will cause the Fund to underperform. This risk is common for all actively managed funds.

Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Issuer Risk, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Currency Risk, which refers to the risk that as a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, the U.S. dollar will decline in value relative to the currency hedged.

Multi Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Multi-Manager Risk, which is the risk that the investment styles of the Sub-advisers may not complement each other as expected by the Manager. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and result in more taxable short-term gains for shareholders.

Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Securities Lending Risk, which includes the potential insolvency of a borrower and losses due to the re-investment of collateral received on loaned securities in investments that default or do not perform well.

Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign Investment Risk, which means risks unique to foreign securities, including less information about foreign issuers, less liquid securities markets, political instability and unfavorable changes in currency exchange rates.

Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Risk, which is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.

Forwards Futures and Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Forwards, Futures and Options Risk, which means that the Fund’s use of forwards, futures and options to enhance returns or hedge against market declines subjects the Fund to potentially greater volatility and/or losses. Even a small investment in forwards, futures or options can have a large impact on the Fund’s Interest rate, securities market and currency exposure. Therefore, using forwards, futures or options can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on its investment in forwards, futures or options if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. Investing in forwards, futures or options can also make the Fund’s assets less liquid and harder to value, especially in declining markets. The Fund may hold illiquid securities that may be difficult to sell and may be required to be fair valued.

Closed End Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Closed-End Investment Company Risk, which means that since closed-end investment companies issue a fixed number of shares they typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value per share. The Fund will also bear its pro rata portion of any costs of a closed-end fund in which it invests.

Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Strategy Risk, the Fund invests a portion of its assets in stocks believed by a Sub-adviser to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The Fund also invests a portion of its assets in stocks believed by a Sub-adviser to have the potential for growth, but that may not realize such perceived growth potential for extended periods of time or may never realize such perceived growth potential. Such stocks may be more volatile than other stocks because they can be more sensitive to investor perceptions of the issuing company’s growth potential. The stocks in which the Fund invests may respond differently to market and other developments than other types of stocks.

Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Sector Risk, which is the risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Emerging Markets and Frontier Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Emerging Markets and Frontier Markets Risk, emerging markets countries, which are generally defined as countries that may be represented in a market index such as the MSCI Emerging Markets Index (Net) or having per capita income in the low to middle ranges, as determined by the World Bank. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging countries with even smaller national economies. In addition to foreign investment and currency risks, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Fund also could experience a loss from settlement and custody practices in some emerging markets. These risks tend to be even more prevalent in frontier market countries. The economies of frontier market countries tend to be less correlated to global economic cycles than the economies of more developed countries and their markets have lower trading volumes and may exhibit greater price volatility and illiquidity. A small number of large investments in these markets may affect these markets more than more developed markets. Frontier market countries may also be more affected by government activities than more developed countries. For example, the governments of frontier market countries may exercise substantial influence within the private sector or subject investments to government approval, and governments of other countries may impose or negotiate trade barriers, exchange controls, adjustments to relative currency values and other measures that adversely affect a frontier market country. Governments of other countries may also impose sanctions or embargoes on frontier market countries. Although all of these risks are generally heightened with respect to frontier market countries, they also apply to emerging market countries.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•
Market Risk, which is the risk that stock prices decline overall. Markets are volatile and can decline significantly in response to real or perceived adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short and long-term. Market risk may affect a single company, sector of the economy or the market as a whole.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.